UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ICAHN CAPITAL LP

Address:   445 HAMILTON AVENUE, SUITE 1210
           WHITE PLAINS, NEW YORK  10601


Form 13F File Number: 028-12848


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   IRENE MARCH
Title:  CHIEF FINANCIAL OFFICER
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ IRENE MARCH                    NEW YORK, NEW YORK                 2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $    2,874,761
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
--------------------------------- -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
ADVENTRX PHARMACEUTICALS INC      COM            00764X103    1,211   3,459,459 SH       SOLE       N/A        3,459,459      0    0
AMYLIN PHARMACEUTICALS INC        COM            32346108   184,063  12,971,328 SH       SOLE       N/A       12,971,328      0    0
BIOGEN IDEC INC                   COM            09062X103  688,021  12,860,205 SH       SOLE       N/A       12,860,205      0    0
BLOCKBUSTER INC                   CL A           93679108     7,051  10,523,840 SH       SOLE       N/A       10,523,840      0    0
BLOCKBUSTER INC                   CL B           93679207     2,627   4,452,905 SH       SOLE       N/A        4,452,905      0    0
CIT GROUP INC                     COM NEW        125581801  267,965   9,705,373 SH       SOLE       N/A        9,705,373      0    0
CYBERONICS INC                    COM            23251P102   43,087   2,107,972 SH       SOLE       N/A        2,107,972      0    0
ENZON PHARMACEUTICALS INC         COM            293904108   29,662   2,816,861 SH       SOLE       N/A        2,816,861      0    0
EXELIXIS INC                      COM            30161Q104   17,372   2,357,110 SH       SOLE       N/A        2,357,110      0    0
FOREST LABS INC                   COM            345838106   38,953   1,213,120 SH       SOLE       N/A        1,213,120      0    0
GENZYME CORP                      COM            372917104  235,162   4,798,243 SH       SOLE       N/A        4,798,243      0    0
LIONS GATE ENTMNT CORP            COM NEW        535919203   96,401  16,592,200 SH       SOLE       N/A       16,592,200      0    0
LIONS GATE ENTMNT CORP            NOTE 2.938%    535919AF1      884     923,200 PRN      SOLE       N/A          923,200      0    0
LIONS GATE ENTMNT CORP            NOTE 3.635%    535919AG9      325     343,200 PRN      SOLE       N/A          343,200      0    0
MOTOROLA INC                      COM            620076109  929,574 119,790,447 SH       SOLE       N/A      119,790,447      0    0
PROSHARES TR                      PSHS REAL      74347R552      198      26,400 SH       SOLE       N/A           26,400      0    0
                                  ESTAT
REGENERON PHARMACEUTICALS         COM            75886F107   60,643   2,508,001 SH       SOLE       N/A        2,508,001      0    0
TAKE-TWO INTERACTIVE SOFTWARE INC COM            874054109   67,335   6,700,001 SH       SOLE       N/A        6,700,001      0    0
WENDYS ARBYS GROUP INC            COM            950587105    3,018     643,590 SH       SOLE       N/A          643,590      0    0
YAHOO INC                         COM            984332106  201,209  11,991,000 SH       SOLE       N/A       11,991,000           0


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